Credit Quality - Schedule of Financial Effect of Loan and Lease Modifications (Detail)	12 Months Ended
Dec. 31, 2023
Financing Receivable, Modifications [Line Items]
Weighted-Average Interest Rate Reduction	1.50%
Weighted Average Term Extension (in years)	8 years 9 months 18 days
Commercial Real Estate [Member] | Owner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
Weighted-Average Interest Rate Reduction	0.00%
Weighted Average Term Extension (in years)	1 year
Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
Weighted-Average Interest Rate Reduction	1.50%
Weighted Average Term Extension (in years)	1 year 4 months 24 days
Other Commercial [Member]
Financing Receivable, Modifications [Line Items]
Weighted-Average Interest Rate Reduction	0.00%
Weighted Average Term Extension (in years)	1 year 9 months 18 days
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Weighted-Average Interest Rate Reduction	0.00%
Weighted Average Term Extension (in years)	4 years 7 months 6 days
Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Weighted-Average Interest Rate Reduction	0.00%
Weighted Average Term Extension (in years)	0 years
Consumer [Member] | Bankcard [Member]
Financing Receivable, Modifications [Line Items]
Weighted-Average Interest Rate Reduction	0.00%
Weighted Average Term Extension (in years)	0 years
Consumer [Member] | Other Consumer [Member]
Financing Receivable, Modifications [Line Items]
Weighted-Average Interest Rate Reduction	0.00%
Weighted Average Term Extension (in years)	0 years